Premises and Equipment - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Impairment loss, property, plant and equipment	$ 6	$ 36